Subsequent Events (Details) - USD ($)																									1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	May 15, 2026	May 14, 2026	May 06, 2026	Apr. 27, 2026	Apr. 24, 2026	Apr. 16, 2026	Apr. 15, 2026	Apr. 13, 2026	Apr. 02, 2026	Mar. 12, 2026	Feb. 10, 2026	Jan. 26, 2026	Jan. 09, 2026	Oct. 28, 2025	Aug. 31, 2025	Aug. 08, 2025	May 10, 2025	Mar. 17, 2025	Feb. 28, 2025	Oct. 29, 2024	Oct. 28, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023	Jan. 31, 2026	Dec. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jan. 31, 2026	Jan. 31, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Jul. 01, 2026	Jul. 17, 2025	Oct. 31, 2024	Mar. 31, 2022
Subsequent Events [Line Items]
Number of shares issued (in Shares)																			10,000,000
Financial liability gross																										$ 136,533,315					$ 136,533,315				$ 136,533,315		$ 136,533,315
Provision for doubtful accounts																															$ 1,655,291
Common stock, par value (in Dollars per share)																										$ 0.0001					$ 0.0001				$ 0.0001
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																										$ 10					$ 10				$ 10
Note payable
Convertible note payable																			$ 100,000,000
Restricted stock units																															(4,704,128)				7,941,754
Reverse stock split																																				one-for-ten
Narrow Road Capital Ltd [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount																	$ 700,000
'Proceeds from convertible promissory note																	140,000
Gregory Segars Cribb [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount																	250,000
'Proceeds from convertible promissory note																	$ 50,000
Encore DEC LLC [Member]
Subsequent Events [Line Items]
Outstanding payable																										$ 16,701,982					16,701,982				16,701,982		38,932,248
Ownership percentage																																										100.00%
Documented expenses																															$ 0				$ 142,000		$ 51,732
DevvStream Corp. [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)																				9,176		2,549	6,372	9,176
Number of shares issued, value
Common stock, par value (in Dollars per share)																									$ 0			$ 0					$ 0			$ 0		$ 0
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 0.7258
Debt conversion amount																					$ 49,500
'Proceeds from convertible promissory note																																		$ 67,650		$ 9,400,650		$ 883,516
Conversion of Stock, Shares Issued (in Shares)										454,670
Conversion of Stock, Amount Converted										$ 330,000
Repayments of convertible debt																																	$ 347,952
Reverse stock split																1-10
Warrant term																																									2 years
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Termination claims description								The Company will owe a termination fee of $510,000 to DevvStream and $1,190,000 to Southern if (a) DevvStream or Southern terminates the BCA due to the Company changing its board recommendation, (b) the Company terminates the BCA to enter into a Superior Proposal, or (c) within 12 months after termination of the BCA for certain reasons (such as a breach by the Company, failure to obtain Company Shareholder Approval, or reaching the Outside Date), the Company consummates or enters into a definitive agreement for an Acquisition Proposal that was made known prior to termination.
Documented expenses								$ 397,000
Subsequent Event, Description												In connection with and to support the Proposed Transaction, XCF agreed to invest $10,000,000 to convert and build out its New Rise Reno facility for sustainable aviation fuel blending and related corporate purposes, to be funded through the sale by XCF to EEME of $10,000,000 of Common Stock. Subsequently, EEME has purchased 69,000,000 shares of Common Stock for $6,900,000. The issuance and sale to EEME of the remaining 31,000,000 shares of Common Stock is expected to be consummated periodically during the period ending the week of March 31, 2026.
Subsequent Event [Member] | Advario Texas City L L C [Member]
Subsequent Events [Line Items]
Note payable		$ 1,200,000
Convertible note payable		$ 25,000																																					$ 25,000
Debt period payment	$ 50,000
Subsequent Event [Member] | Encore DEC LLC [Member]
Subsequent Events [Line Items]
Ownership percentage			100.00%
Helena Global Investment Opportunities I Ltd [Member] | DevvStream Corp. [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)																		16,666							500,000	411,000	300,000	350,500	334,600	160,600
Gross proceeds																									$ 630,100	$ 821,238	$ 756,600	$ 1,794,694	$ 1,051,857	$ 481,530
Issuance of Shares [Member] | DevvStream Corp. [Member]
Subsequent Events [Line Items]
Gross proceeds																											$ 756,607
DevvStream Corp. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Termination fee								510,000
Documented expenses								170,000
Southern Energy Renewables Inc [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Termination fee								1,190,000
Documented expenses								$ 170,000
Crypto Strategy Convertible Debt [Member] | DevvStream Corp. [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount																																								$ 300,000,000
Repayments of convertible debt															$ 189,152
Crypto Strategy Convertible Debt [Member] | Helena Global Investment Opportunities I Ltd [Member] | Subsequent Event [Member] | DevvStream Corp. [Member]
Subsequent Events [Line Items]
Debt Instrument, Face Amount											$ 9,000,000
'Proceeds from convertible promissory note											$ 250,000
Twain Forbearance Agreement [Member] | Subsequent Event [Member] | New Rise Renewables Reno, LLC [Member]
Subsequent Events [Line Items]
Debt instrument description				the monthly payment of the greater of i) $150,000 and ii) 40% of the free cash flow generated from the operations of New Rise from the prior calendar month. The Company will use its reasonable best efforts to file a registration statement to register for resale such shares. In the event that the aggregate net proceeds received by the Landlord from the sale of the Landlord Shares exceeds the aggregate amount of principal, interest, penalties and repurchase premium owed by the Company to Twain pursuant to the lease agreement the Landlord shall immediately transfer the remaining Landlord Shares to XCF.
Financial liability gross				$ 136,533,315
Financial liability due				$ 17,412,100
Securities Purchase Agreement [Member] | EEME Energy SPV I LLC [Member]
Subsequent Events [Line Items]
Number of shares purchase (in Shares)																															69,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | EEME Energy SPV I LLC [Member]
Subsequent Events [Line Items]
Number of shares purchase (in Shares)						21,000,000
Phillips 66 Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Provision for doubtful accounts									$ 1,655,291
Settlement Agreement [Member] | Subsequent Event [Member] | Encore DEC LLC [Member]
Subsequent Events [Line Items]
Outstanding payable			$ 16,701,982
Debt Conversion Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.451
Debt conversion amount		$ 917,163
Debt conversion shares (in Shares)		2,033,621
Debt Conversion Agreement [Member] | Subsequent Event [Member] | Encore Debt Conversion [Member]
Subsequent Events [Line Items]
Debt conversion amount		$ 17,619,220
Debt conversion shares (in Shares)		39,067,007
Transition Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)													$ 0.0001
Restricted stock units													$ 5,246,260
Amended Strategic Partnership Agreement [Member] | DevvStream Corp. [Member]
Subsequent Events [Line Items]
Royalty to be paid														$ 1,000,000
Minimum advance														1,270,000
Minimum advance of royalty to be paid 2026														$ 1,270,000
Number of trading days														10 days
Percentage of warrants exercisable														25.00%
Warrant term														3 years
Common Class A [Member]
Subsequent Events [Line Items]
Number of shares resale (in Shares)																															17,350,000
Common stock, par value (in Dollars per share)																										$ 0.0001					$ 0.0001				$ 0.0001
Conversion of Stock, Shares Issued (in Shares)																															5,322,463				5,322,463
Common Class A [Member] | Subsequent Event [Member] | Narrow Road Capital Ltd [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)								802,620
Common Class A [Member] | Subsequent Event [Member] | Polar Multi Strategy [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)					600,000
Quarterly interest payment, shares (in Shares)					200,000
Common Class A [Member] | Subsequent Event [Member] | Gregory Segars Cribb [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)					281,491
Common Class A [Member] | Twain Forbearance Agreement [Member] | Subsequent Event [Member] | New Rise Renewables Reno, LLC [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)				4,000,000
Common Class A [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)							10,000,000
Number of shares issued, value							$ 1,000,000
Common Class A [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member] | EEME Energy SPV I LLC [Member]
Subsequent Events [Line Items]
Number of shares resale (in Shares)							90,000,000
Common Class A [Member] | Settlement Agreement [Member] | Subsequent Event [Member] | Encore DEC LLC [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)			37,033,386
Common stock, par value (in Dollars per share)			$ 0.0001